Termination of the Plan	12 Months Ended
Mar. 31, 2026
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Termination of the Plan
2.	TERMINATION OF THE PLAN
The Plan shall terminate at the earliest of the following:

•	The purchase date that participants become entitled to purchase a number of shares greater than the number of shares remaining available for purchase under the Plan; or

•	A date specified by the Company’s Board of Directors, in its sole discretion.
In the event of termination, all amounts in a participant’s payroll deduction account that are not used to purchase Company common stock will be refunded to the participant.